CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Payment of stock issuance costs	$ 6,333
Class Z Ordinary Shares
Payment of stock issuance costs | $	$ 6,333
Pre-IPO Series C1 Preferred Shares
Payment of stock issuance costs			¥ 13,031,000
Pre-IPO Series C2 Preferred Shares
Payment of stock issuance costs			¥ 335,000
Pre-IPO Series D1 Preferred Shares
Payment of stock issuance costs		¥ 0
Pre-IPO Series D2 Preferred Shares
Payment of stock issuance costs		¥ 0